Fees Summary	Sep. 22, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	2,032.98
Total Transaction Valuation	14,721,038.49
Total Offset Amount	0.00
Net Fee	$ 2,032.98
Offering Table N/A
Offset Table N/A	N/A